Allowance for Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Term To Charge Off Finance Receivables									Greater than 120 days past due
Number Of Days At Which Finance Receivables Impaired									when an account is deemed to be uncollectible or when an account is 120 days delinquent
Allowance for credit losses, finance receivables
Beginning balance				$ 589				$ 597	$ 589	$ 597
Charge-offs									(549)	(595)
Recoveries									178	170
Provision for credit losses									296	427
Other									(1)	(10)
Ending balance	$ 513				$ 589				513	589	$ 597
Analysis of ending balance of allowance for credit losses, finance receivables
Collective impairment allowance	493				560				493	560
Specific impairment allowance	20				29				20	29
Ending balance	513				589				513	589	597
Analysis of ending balance of finance receivables
Collectively evaluated for impairment	114,319				118,904				114,319	118,904
Specifically evaluated for impairment	511				499				511	499
Financing Receivables	114,830				119,403				114,830	119,403
Total allowance
Provision for credit losses	107	$ 93	$ 63	33	136	$ 127	$ 69	94	296	426	469
Analysis of Ending Balance of Finance Receivables and Net Investment in Operating Leases [Abstract]
Ending balance, net of allowance for credit losses	114,317				118,814				114,317	118,814
Ending balance, net investment in operating leases	27,659				27,449				27,659	27,449
Consumer Segment [Member]
Allowance for credit losses, finance receivables
Beginning balance				566				582	566	582
Charge-offs									(527)	(528)
Recoveries									168	163
Provision for credit losses									291	359
Other									(2)	(10)
Ending balance	496				566				496	566	582
Analysis of ending balance of allowance for credit losses, finance receivables
Collective impairment allowance	478				546				478	546
Specific impairment allowance	18				20				18	20
Ending balance	496				566				496	566	582
Analysis of ending balance of finance receivables
Collectively evaluated for impairment	73,653				75,869				73,653	75,869
Specifically evaluated for impairment	322				370				322	370
Financing Receivables	73,975				76,239				73,975	76,239
Analysis of Ending Balance of Finance Receivables and Net Investment in Operating Leases [Abstract]
Ending balance, net of allowance for credit losses	73,479				75,673				73,479	75,673
Non-Consumer Segment [Member]
Allowance for credit losses, finance receivables
Beginning balance				$ 23				$ 15	23	15
Charge-offs									(22)	(67)
Recoveries									10	7
Provision for credit losses									5	68
Other									1	0
Ending balance	17				23				17	23	15
Analysis of ending balance of allowance for credit losses, finance receivables
Collective impairment allowance	15				14				15	14
Specific impairment allowance	2				9				2	9
Ending balance	17				23				17	23	$ 15
Analysis of ending balance of finance receivables
Collectively evaluated for impairment	40,666				43,035				40,666	43,035
Specifically evaluated for impairment	189				129				189	129
Financing Receivables	40,855				43,164				40,855	43,164
Analysis of Ending Balance of Finance Receivables and Net Investment in Operating Leases [Abstract]
Ending balance, net of allowance for credit losses	$ 40,838				$ 43,141				$ 40,838	$ 43,141